Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 18% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

		These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Fund focuses on REITs, as well as real estate operating companies (“REOCs”), that invest in a variety of property types and regions. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The Fund may invest in small-, mid- and large-capitalization companies. The Fund may also focus its investments in a smaller number of holdings.

The sub-adviser uses a combination of “bottom-up” and “top-down” investment processes. When selecting securities, the sub-adviser uses a “bottom-up” process that is based upon the sub-adviser’s internal proprietary models which analyze/evaluate various valuation metrics in an effort to select individual securities which will provide the best overall real estate value. The “top-down” process seeks diversified exposure to all major asset classes in the real estate and related industries with exposure to property markets that offer the best relative valuation and growth prospects.

The sub-adviser may sell a holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and growth prospects or versus other securities in the investment universe.

		The Fund is non-diversified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the Fund has a policy to concentrate its investments in securities of issuers of real estate investment trusts and industries related to real estate, the Fund may perform poorly during a downturn in those industries.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, traditionally liquid investments may experience periods of diminished liquidity. Further, market events may affect a single issuer, industry, sector, or the market as a whole. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.
  Price Volatility Risk: The value of the Fund’s investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.
  Small Number of Holdings Risk: Because performance is dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility risk than funds with a greater number of holdings.
  Underlying Funds Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The table below compares Fund performance to two indices. The S&P 500 Index has been added to compare performance of the Fund against a large portion of the U.S. equities market. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below compares Fund performance to two indices. The S&P 500 Index has been added to compare performance of the Fund against a large portion of the U.S. equities market.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q3 2009: 31.84%; Q4 2008: (39.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Real Estate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.82%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,283
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	334
5 years	rr_ExpenseExampleNoRedemptionYear05	579
10 years	rr_ExpenseExampleNoRedemptionYear10	1,283
2004	rr_AnnualReturn2004	37.62%
2005	rr_AnnualReturn2005	16.79%
2006	rr_AnnualReturn2006	38.06%
2007	rr_AnnualReturn2007	(16.16%)
2008	rr_AnnualReturn2008	(39.99%)
2009	rr_AnnualReturn2009	32.27%
2010	rr_AnnualReturn2010	30.54%
2011	rr_AnnualReturn2011	6.12%
2012	rr_AnnualReturn2012	16.21%
2013	rr_AnnualReturn2013	1.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.12%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted January 4, 1999)
1 year	rr_AverageAnnualReturnYear01	1.71%
5 years	rr_AverageAnnualReturnYear05	16.72%
10 years	rr_AverageAnnualReturnYear10	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1999
Real Estate Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.82%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	471
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
1 year	rr_AverageAnnualReturnYear01	1.92%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Real Estate Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	32.39%
5 years	rr_AverageAnnualReturnYear05	17.94%
10 years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Real Estate Portfolio | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.47%
5 years	rr_AverageAnnualReturnYear05	16.50%
10 years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception